Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Short-term borrowings
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	$ 72,398
Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated fair value of notes	$ 60,547
Available-for-sale Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount adjustment to reflect sale restriction	10.00%